Income taxes - Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Net loss before income taxes (from continuing operations)	$ (114,613)	$ (49,339)
Expected tax recovery at 27.00% (2020 – 27.00%)	(30,945)	(13,322)
Non-deductible expenses (non-taxable income)	6,330	(3,001)
Expiry of losses and ITC	64	194
Investment tax credits earned	(3,677)	(3,182)
Foreign tax rate and tax rate differences	3,341	1,668
Change in unrecognized deductible temporary differences	24,651	17,707
Other	20	66
Total income tax expense (recovery) from continuing operations	$ (216)	$ 130